MERRILL LYNCH
INTERNATIONAL
EQUITY FUND




FUND LOGO




Quarterly Report

February 28, 1999



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.




Merrill Lynch
International
Equity Fund
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper



MERRILL LYNCH INTERNATIONAL EQUITY FUND



International
Stock Market
Performance


Bar Graph Depicting Total Return in US Dollars* of the Fund's Top Ten Country Positions For the Three-Month Period Ended February 28, 1999

Germany                                    -4.4%
Switzerland                                -2.5%
Spain                                      -0.5%
Netherlands                                -0.3%
France                                     +0.1%
Italy                                      +1.0%
Sweden                                     +1.8%
Japan                                      +2.3%
Australia                                  +2.5%
United Kingdom                             +4.4%


Source: Morgan Stanley Capital International World (ex-US) Index.

[FN]
*For the three-month period ended February 28, 1999, total investment return in US dollars for the Morgan Stanley Capital
 International World (Ex-US) Index was +1.24%.


Merrill Lynch International Equity Fund, February 28, 1999


DEAR SHAREHOLDER

For the three-month period ended February 28, 1999, the unmanaged Morgan Stanley Capital International (MSCI) World (Ex-US) Index had a total return of +1.24%. (All performance results in this shareholder letter are measured in US dollar terms.) Merrill Lynch International Equity Fund's Class A, Class B, Class C and Class D Shares had total returns of +1.18%, +0.94%, +0.95% and +1.05%, respectively, for the same period. (Fund results shown do not reflect sales charges, and would be lower if sales charges were included. Complete performance information can be found on pages 4 and 5 of this report to shareholders.) The Fund benefited from its overweighted positions in the United Kingdom, France and peripheral Continental European markets (such as Italy, Spain and Ireland) and a small exposure to emerging Europe and South Korea. Hedges back into US dollars of some of its Japanese yen exposure negatively impacted the Fund. The dollar fell by 3.5% against the yen during the February quarter, as a sharp narrowing of the gap between US and Japanese bond yields gave support to the Japanese currency.

Global equity markets ended 1998 strongly following the widespread easing of monetary policy during the quarter ended November 30, 1998. The markets began 1999 on a firm note, particularly in Europe, where the smooth changeover to a single currency boosted optimism. However, investor optimism tempered with the unexpectedly early decision by the Brazilian authorities to float their currency, combined with a sharp rise in Japanese bond yields. As the February quarter came to a close, a sharp rise in US Government bond yields became the major dampening factor for equity markets.

The strongest returns among developed markets during the three-month period ended February 28, 1999 were in the smaller markets of Finland, New Zealand and Ireland (all returning more than +10%). Of the larger markets outside the United States, the United Kingdom was the strongest, rising by 4.4%, aided by larger-than-expected interest rate cuts by the Bank of England and signs of a soft-landing for the economy. The weakest developed markets were Hong Kong (down 7.4%, hit by high real interest rates), Norway (down 4.7%, still suffering from weak oil prices) and Germany (down 4.4%, undermined by evidence of a sharp industrial slowdown and rising unit labor costs). The resilience of the emerging markets in the face of the Brazilian crisis was striking; both the emerging Asia and emerging Europe/Africa regions produced bigger returns than the developed markets' average for the February quarter.

Portfolio Matters
Overall, the Fund's effective equity exposure remained fairly steady at about 96% of net assets during the three months ended February 28, 1999. The most significant change was an increase in UK holdings to nearly 24% of net assets, an overweighted position relative to the Fund's benchmark, the MSCI World (Ex-US) Index. This was partly at the expense of our position in France, which we reduced to a neutral position of approximately 9% of net assets by the end of the February quarter. Among emerging markets not included in the benchmark, we cut our exposure to Asia (particularly to South Korea and China), but the overall exposure to this asset class was little changed at approximately 2.5%--3% of net assets since we made additions in emerging Europe and Africa. Japan remained the Fund's second-largest country exposure after the United Kingdom, at approximately 19% of net assets for most of the February quarter. This represented an underweighted position relative to the benchmark index.

We selectively raised the Fund's exposure to resource stocks, principally energy and gold companies during the three months ended February 28, 1999. In both the United Kingdom and Japan, we accumulated greater exposure to domestic cyclical stocks in anticipation of improving investor perceptions of economic growth momentum in those countries.

Economic and Investment
Environment
The declining trend in global industrial output growth, underway since mid-1997, appears to have come to an end in the final quarter of 1998. Japanese industrial production growth is expected to improve from -6.6% year over year in late 1999 to a flat or slightly positive rate, as suggested by historically reliable leading indicators. Elsewhere, improvement in other Asian economies is offsetting deterioration in Latin America. We had previously expected global production growth to remain in a downtrend in the first half of 1999. This opinion was based on a number of leading monetary indicators (such as the yield curve), which pointed to a rebound in growth in the second half of 1999. However, a key factor in 1999 could be the switch in developed countries' fiscal policies away from the contractionary stance of the 1990s to a neutral or slightly expansionary stance. We believe this is good news for economic growth in the near term, although it may have negative implications for financial markets over the longer term if it marks an end to the declining interest rates that have done so much to facilitate the expansion of price/earnings multiples in recent years.

An improvement in the global economic cycle would represent positive news at the margin for commodity producers, emerging markets, industrial cyclical sectors and value stocks. However, the sensitivity to rising economic growth within these asset classes is likely to be very uneven. At the macroeconomic level, a significant degree of spare capacity will be maintained for some time; output growth has first to recover to trend levels before it can even begin to fill the global output gap. The secular trend toward lower inflation rates and interest rates is unlikely to be reversed for long, if at all, in most economies. At the microeconomic level, pricing power is likely to remain elusive for many industries long into economic recovery, and many commodity prices will remain in long-term downtrends in response to continuing excess inventory positions.

The UK equity market looks to be in a cyclical "sweet spot." Survey evidence suggest the United Kingdom's economy is close to bottoming, but interest rates are likely to fall further as the Bank of England acts to prevent a prolonged drop in retail price inflation below the 1.5% floor to the government-set inflation target band. Meanwhile, the supply/demand picture appears supportive and analysts' long-term profit expectations are more realistic than in other European markets.

The outlook for the Japanese stock market continues to improve. Consensus expectations for economic growth in 1999 (-1% in February, according to Consensus Economics Inc.) look too low, judging by official indicators and an easing of fiscal policy. Meanwhile, authorities have acted to stabilize the financial system, and Western-style company restructuring is beginning. We are looking for opportunities to at least neutralize our underweighted position in the Japanese market during the May 31, 1999 quarter. The yen may rally briefly with an improved outlook for the equity market, but we will likely remain bearish for the longer term on the Japanese currency for as long as Japanese interest rates and bond yields remain so low relative to other developed economies.

By contrast to the United Kingdom and Japan, it is difficult to find a strong macroeconomic story for Continental European equity markets at current relative valuations. Leading indicators of the industrial cycle remain in a downtrend, but the European Central Bank (ECB) appears reluctant to ease monetary policy further despite this and inflation rates close to zero. Rising wage settlements in Germany may be a concern for the ECB but in the current environment these are deflationary (through the negative impact on corporate margins) rather than inflationary. In an environment of zero inflation, stock markets and sectors showing above-average earnings momentum are likely to attract premium valuations. In Europe, earnings momentum is likely to continue to be most visible in domestic demand-related sectors in Italy, Spain, Portugal and Ireland. The trend toward lower interest rates was accelerated in these countries by interest rate convergence in advance of the euro's introduction on January 1, 1999.


Merrill Lynch International Equity Fund, February 28, 1999


In Conclusion
Global equity markets have shown no clear trend in recent months. Prospects for an upturn in the global earnings cycle are being offset by concerns that last year's liquidity boost for the markets may be gradually withdrawn. We are optimistic that a more positive scenario may develop in coming months, although much depends on Japan adopting expansionary policies even as its economy shows signs of a cyclical recovery. In this environment, we expect that emerging markets, industrial cyclical sectors and value stocks may begin to attract greater investor interest after performing poorly for some time. However, country, industry and stock performance within these areas is likely to be uneven, and as a result, we must choose our investments carefully.

We thank you for your interest in Merrill Lynch International Equity Fund, and we look forward to updating our outlook and strategy with you in the next report to shareholders.

Sincerely,



(Terry Glenn)
Terry Glenn
President and Trustee



(Clive Lang)
Clive Lang
Senior Vice President and
Portfolio Manager



April 13, 1999


After more than 20 years of service, Arthur Zeikel recently retired as Chairman of Merrill Lynch Asset Management, L.P. (MLAM). Mr. Zeikel served as President of MLAM from 1977 to 1997 and as Chairman since December 1997. Mr. Zeikel is one of the country's most respected leaders in asset management and presided over the growth of Merrill Lynch's asset management business. During his tenure, client assets under management grew from $300 million to over $500 billion. Mr. Zeikel will remain on Merrill Lynch International Equity Fund's Board of Trustees. We are pleased to announce that Terry K. Glenn has been elected President and Trustee of the Fund. Mr. Glenn has held the position of Executive Vice President of MLAM since 1983.

Mr. Zeikel's colleagues at MLAM join the Fund's Board of Trustees in wishing him well in his retirement from Merrill Lynch and are pleased that he will continue as a member of the Fund's Board of Trustees.




PERFORMANCE DATA


About Fund
Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors, as detailed in the Fund's prospectus. If you were a Class A shareholder on October 21, 1994, your Class A Shares were redesignated to Class D Shares on October 21, 1994. However, in the case of certain eligible investors, the shares were simultaneously exchanged for Class A Shares.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


Recent
Performance
Results
                                                               12 Month       3 Month     Since Inception
                                                             Total Return   Total Return    Total Return
ML International Equity Fund Class A Shares*                     -4.96%         +1.18%         + 5.63%
ML International Equity Fund Class B Shares*                     -5.91          +0.94          +17.49
ML International Equity Fund Class C Shares*                     -6.01          +0.95          + 1.01
ML International Equity Fund Class D Shares*                     -5.28          +1.05          +22.63
Morgan Stanley Capital International World (Ex-US) Index**       +4.27          +1.24      +35.05/+57.49

 *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in the Fund's net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception periods are Class A & Class C Shares, from 10/21/94 to 2/28/99 and Class B & Class D Shares, from 7/30/93 to 2/28/99.
**An unmanaged capitalization-weighted index comprised of a representative sampling of stocks in 22 countries, excluding the United States. Since inception total returns are for the periods from 10/31/94 to 2/28/99 and from 7/31/93 to 2/28/99, respectively.



Average Annual
Total Return

                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 12/31/98                        +4.47%         -1.01%
Inception (10/21/94) through 12/31/98      +1.73          +0.43

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.



                                        % Return        % Return
                                       Without CDSC    With CDSC**

Class B Shares*

Year Ended 12/31/98                        +3.36%         -0.64%
Five Years Ended 12/31/98                  +1.37          +1.37
Inception (7/30/93) through 12/31/98       +3.37          +3.37

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                        % Return        % Return
                                       Without CDSC     With CDSC**

Class C Shares*

Year Ended 12/31/98                        +3.40%         +2.40%
Inception (10/21/94) through 12/31/98      +0.71          +0.71

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 12/31/98                        +4.30%         -1.18%
Five Years Ended 12/31/98                  +2.19          +1.09
Inception (7/30/93) through 12/31/98       +4.19          +3.15

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


Merrill Lynch International Equity Fund, February 28, 1999


SCHEDULE OF INVESTMENTS                                                                                       (in US dollars)
                               Face Amount/                                                                        Percent of
AFRICA       Industries        Shares Held            Investments                         Cost           Value     Net Assets
South        Foreign           ZAL 9,000,000  Republic of South Africa, 13%
Africa       Government                       due 8/31/2010                          $    1,325,805   $    1,342,651    0.6%
             Bonds

             Gold Mines               45,000  AngloGold Limited (ADR)(a)                    935,199          815,625    0.4

             Metals--Nonferrous       33,500  Minorco SA (Minerals & Resources
                                              Corporation Limited)                          554,329          530,372    0.2

                                              Total Investments in Africa                 2,815,333        2,688,648    1.2


EUROPE


Finland      Equity Basket            13,400  MSCI Finland OPALS 'B' (d)                  2,641,006        3,455,592    1.5

                                              Total Investments in Finland                2,641,006        3,455,592    1.5


France       Aerospace & Military     10,000  Thomson CSF                                   320,258          296,379    0.1
             Technology

             Automobiles               2,500  PSA Peugeot Citroen                           471,467          333,426    0.1

             Banking                   7,000  Banque Nationale de Paris (BNP)               620,881          558,620    0.2
                                       7,000  Compagnie Financiere de Paribas               385,970          603,186    0.3
                                                                                     --------------   --------------  ------
                                                                                          1,006,851        1,161,806    0.5

             Beverages & Tobacco       4,000  Pernod Ricard                                 257,124          236,664    0.1

             Broadcasting &            1,500  Canal Plus                                    273,468          468,608    0.2
             Publishing

             Building Materials        4,900  Compagnie de Saint Gobain                     798,256          761,628    0.4
             & Components              5,600  Lafarge SA (Ordinary)                         545,276          531,726    0.2
                                                                                     --------------   --------------  ------
                                                                                          1,343,532        1,293,354    0.6

             Business & Public         6,900  Suez Lyonnaise des Eaux                     1,294,400        1,379,249    0.6
             Services                  7,200  Vivendi                                     1,639,166        1,877,067    0.8
                                                                                     --------------   --------------  ------
                                                                                          2,933,566        3,256,316    1.4

             Electrical &              5,300  Alcatel                                       722,473          570,145    0.3
             Electronics               8,800  Schneider SA                                  510,583          516,797    0.2
                                                                                     --------------   --------------  ------
                                                                                          1,233,056        1,086,942    0.5

             Energy Equipment          6,000  Coflexip                                      468,505          371,791    0.2
             & Services

             Energy Sources           10,938  Elf Aquitaine SA                            1,446,408        1,140,631    0.5
                                      12,700  Total SA 'B'                                1,409,280        1,324,375    0.6
                                                                                     --------------   --------------  ------
                                                                                          2,855,688        2,465,006    1.1

             Equity Basket             6,100  MSCI France OPALS 'B' (d)                     993,873        1,157,963    0.5

             Food & Household          1,600  Danone                                        374,905          398,509    0.2
             Products

             Health & Personal         1,100  L'Oreal                                       551,324          676,183    0.3
             Care                      7,500  Rhone-Poulenc SA                              360,390          343,717    0.2
                                                                                            911,714        1,019,900    0.5
                                                                                     --------------   --------------  ------
             Insurance                15,200  Axa                                         1,834,756        1,982,183    0.9

             Merchandising               500  Carrefour SA                                  348,138          356,204    0.2
                                       5,300  Pinault-Printemps-Redoute SA                  839,432          879,071    0.4
                                         850  Promodes SA                                   511,743          541,633    0.2
                                                                                     --------------   --------------  ------
                                                                                          1,699,313        1,776,908    0.8

             Multi-Industry            5,000  Lagardere S.C.A.                              213,955          192,098    0.1

             Recreation/Other          6,300  LVMH (Louis Vuitton Moet Hennessy)          1,218,349        1,341,609    0.6
             Consumer Goods

             Telecommunications       13,782  France Telecom SA                             871,937        1,289,705    0.6

                                              Total Investments in France                19,282,317       20,129,167    9.0


Germany      Automobiles              23,596  DaimlerChrysler AG                          1,887,079        2,205,545    1.0
                                       6,150  Volkswagen AG                                 484,536          397,625    0.1
                                                                                     --------------   --------------  ------
                                                                                          2,371,615        2,603,170    1.1

             Banking                  19,900  Deutsche Bank AG                            1,416,564        1,038,693    0.5
                                      14,200  HypoVereinsbank AG                          1,067,618          804,307    0.4
                                                                                     --------------   --------------  ------
                                                                                          2,484,182        1,843,000    0.9

             Business & Public           550  SAP AG (Systeme, Anwendungen,
             Services                         Produkte in der Datenverarbeitung)            250,070          187,158    0.1

             Chemicals                20,600  BASF AG                                       898,742          713,428    0.3
                                      24,400  Bayer AG                                      986,891          863,780    0.4
                                                                                     --------------   --------------  ------
                                                                                          1,885,633        1,577,208    0.7

             Electrical &             15,400  Siemens AG                                  1,011,677          972,013    0.4
             Electronics

             Insurance                 5,150  Allianz AG (Registered Shares)              1,541,388        1,560,836    0.7
                                       4,250  Axa Colonia Konzern AG                        483,297          377,883    0.2
                                                                                     --------------   --------------  ------
                                                                                          2,024,685        1,938,719    0.9

             Merchandising               775  Karstadt AG                                   370,335          292,221    0.1
                                       2,350  Metro AG                                      142,464          166,126    0.1
                                       7,400  Metro AG                                      318,389          281,055    0.1
                                                                                     --------------   --------------  ------
                                                                                            831,188          739,402    0.3

             Metals--Steel             3,750  Thyssen AG                                    812,576          759,471    0.3

             Recreation/Other          3,075  Adidas-Salomon  AG                            334,068          294,337    0.1
             Consumer Goods

             Telecommunications       27,000  Deutsche Telekom AG                           767,874        1,238,864    0.5
                                       8,000  Mannesmann AG                                 855,431        1,073,990    0.5
                                                                                     --------------   --------------  ------
                                                                                          1,623,305        2,312,854    1.0

             Transportation--         18,000  Deutsche Lufthansa AG (Registered
             Airlines                         Shares)                                       428,232          396,160    0.2

             Utilities--              14,500  RWE AG                                        723,339          631,891    0.3
             Electrical & Gas          9,000  RWE AG (Preferred)                            271,503          261,801    0.1
                                      19,500  VEBA AG                                     1,300,607        1,040,290    0.5
                                                                                     --------------   --------------  ------
                                                                                          2,295,449        1,933,982    0.9

                                              Total Investments in Germany               16,352,680       15,557,474    6.9


Merrill Lynch International Equity Fund, February 28, 1999


SCHEDULE OF INVESTMENTS (continued)                                                                           (in US dollars)
EUROPE                                Shares                                                                       Percent of
(continued)  Industries                Held           Investments                         Cost           Value     Net Assets
Greece       Banking                   1,009  Alpha Credit Bank                      $      111,400   $      115,920    0.1%
                                      15,000  National Bank Of Greece SA (GDR)(c)           165,937          218,250    0.1
                                                                                     --------------   --------------  ------
                                                                                            277,337          334,170    0.2

             Beverages & Tobacco       1,117  Hellenic Bottling Co.                          37,034           37,278    0.0

             Telecommunications       10,500  Hellenic Telecommunication
                                              Organization SA (OTE)                         300,227          276,750    0.1

                                              Total Investments in Greece                   614,598          648,198    0.3


Hungary      Banking                   5,799  OTP Bank Rt. (GDR)(c)                         328,223          228,481    0.1

             Energy Sources           19,194  MOL Magyar Olaj-es Gazipari Rt. (GDR)(c)      535,221          470,253    0.2

             Health & Personal         3,500  EGIS Rt.                                      124,535           60,363    0.0
             Care

                                              Total Investments in Hungary                  987,979          759,097    0.3


Ireland      Banking                  41,500  Bank of Ireland                               904,986          857,191    0.4

             Building Materials &     36,000  CRH PLC                                       393,561          666,409    0.3
             Components

             Insurance                39,553  Irish Permanent PLC                           644,716          624,049    0.3

                                              Total Investments in Ireland                1,943,263        2,147,649    1.0


Italy        Banking                  60,000  Istituto Bancario San Paolo di Torino       1,080,426        1,047,206    0.5
                                     230,000  Unicredito Italiano SpA                     1,283,688        1,209,336    0.5
                                                                                     --------------   --------------  ------
                                                                                          2,364,114        2,256,542    1.0

             Energy Sources          310,000  ENI SpA                                     2,109,005        1,786,507    0.8

             Equity Basket            19,400  MSCI Italy OPALS 'B' (d)                    2,195,283        2,326,836    1.0

             Insurance                50,000  Assicurazioni Generali                      2,155,175        1,931,952    0.9

             Telecommunications      170,000  Telecom Italia SpA (Ordinary)               1,808,038        1,789,580    0.8
                                     272,230  Telecom Italia SpA (STET) Risp.             1,369,324        1,837,785    0.8
                                                                                     --------------   --------------  ------
                                                                                          3,177,362        3,627,365    1.6

                                              Total Investments in Italy                 12,000,939       11,929,202    5.3


Netherlands  Appliances &             25,000  Koninklijke (Royal) Philips
             Household                        Electronics NV                              1,627,356        1,742,599    0.8
             Durables

             Banking                  79,000  ABN AMRO Holding NV                         1,669,061        1,608,624    0.7

             Beverages & Tobacco      19,300  Heineken NV                                 1,048,897        1,008,435    0.4

             Broadcasting &            5,600  Wolters Kluwer NV 'A'                       1,089,765        1,078,820    0.5
             Publishing

             Energy Sources           35,000  Royal Dutch Petroleum Company               1,589,080        1,536,780    0.7

             Financial Services       47,000  ING Groep NV                                2,289,421        2,631,187    1.2

             Food & Household         13,500  Unilever NV 'A'                             1,084,814          973,605    0.4
             Products

                                              Total Investments in the Netherlands       10,398,394       10,580,050    4.7


Norway       Business & Public        25,200  Merkantildata ASA                             301,371          261,173    0.1
             Services

             Energy Sources           28,500  Saga Petroleum ASA                            323,235          239,541    0.1

                                              Total Investments in Norway                   624,606          500,714    0.2


Poland       Banking                  14,000  BIG Bank Gdanski SA (GDR)(c)                  313,190          155,400    0.1
                                      14,000  Bank Rozwoju Eksportu SA (BRE)                454,573          238,071    0.1
                                                                                     --------------   --------------  ------
                                                                                            767,763          393,471    0.2

             Multi-Industry           14,000  Elektrim Spolka Akcyjna SA                    193,710          144,264    0.1

                                              Total Investments in Poland                   961,473          537,735    0.3


Portugal     Equity Basket            39,000  MSCI Portugal OPALS 'B' (d)                 3,404,288        2,945,670    1.3

                                              Total Investments in Portugal               3,404,288        2,945,670    1.3


Spain        Banking                  50,000  Banco Central Hispanoamericano (BCH)          546,035          596,600    0.3
                                      42,000  Banco Santander, SA                           803,092          834,472    0.4
                                                                                     --------------   --------------  ------
                                                                                          1,349,127        1,431,072    0.7

             Construction &            8,400  Dragados & Construcciones, SA                 273,191          324,568    0.1
             Housing                   4,650  Fomento de Construcciones y
                                              Contratas, SA                                 285,018          329,738    0.1
                                                                                     --------------   --------------  ------
                                                                                            558,209          654,306    0.2

             Energy Sources            9,800  Repsol, SA                                    541,637          515,282    0.2

             Equity Basket            26,900  MSCI Spain OPALS 'B' (d)                    2,896,129        3,337,214    1.5

             Telecommunications       30,600  Telefonica, SA                              1,372,142        1,397,328    0.6

             Utilities--              64,000  Endesa, SA                                  1,534,158        1,695,903    0.8
             Electrical & Gas

                                              Total Investments in Spain                  8,251,402        9,031,105    4.0


Sweden       Appliances &             32,000  Electrolux AB 'B'                             320,540          606,386    0.3
             Household Durables

             Banking                  19,000  Svenska Handelsbanken 'A'                     799,284          671,460    0.3

             Electrical &             78,000  Telefonaktiebolaget LM Ericsson 'B'         2,029,733        2,062,637    0.9
             Electronics

             Equity Basket            11,100  MSCI Sweden OPALS 'B' (d)                   2,019,396        2,273,613    1.0

             Merchandising             7,000  Hennes & Mauritz AB (H&M) 'B'                 621,203          539,118    0.2

                                              Total Investments in Sweden                 5,790,156        6,153,214    2.7


Merrill Lynch International Equity Fund, February 28, 1999


SCHEDULE OF INVESTMENTS (continued)                                                                           (in US dollars)
EUROPE                           Face Amount/                                                                      Percent of
(concluded)  Industries          Shares Held          Investments                         Cost           Value     Net Assets
Switzerland  Banking                   5,800  Credit Suisse Group (Registered
                                              Shares)                                $      657,664   $      900,745    0.4%
                                       5,000  UBS AG (Registered Shares)                  1,231,276        1,556,461    0.7
                                                                                     --------------   --------------  ------
                                                                                          1,888,940        2,457,206    1.1

             Food & Household            900  Nestle SA (Registered Shares)               1,785,383        1,698,992    0.7
             Products

             Health & Personal         1,575  Novartis AG (Registered Shares)             3,017,346        2,763,425    1.2
             Care                        225  Roche Holding AG                            2,651,125        2,849,772    1.3
                                                                                     --------------   --------------  ------
                                                                                          5,668,471        5,613,197    2.5

             Insurance                   315  Schweizerische Rueckversicherungs-
                                              Gesellschaft (Swiss Re) (Registered
                                              Shares)                                       788,891          705,532    0.3
                                       1,000  Zurich Allied AG                              648,101          663,998    0.3
                                                                                     --------------   --------------  ------
                                                                                          1,436,992        1,369,530    0.6

             Telecommunications        5,000  Swisscom AG (Registered Shares)             1,702,975        1,977,499    0.9

                                              Total Investments in Switzerland           12,482,761       13,116,424    5.8


United       Aerospace & Military    165,000  British Aerospace PLC                       1,213,511        1,047,938    0.5
Kingdom      Technology              210,000  Rolls-Royce PLC                               870,194          917,471    0.4
                                                                                     --------------   --------------  ------
                                                                                          2,083,705        1,965,409    0.9

             Banking                  65,000  Bank of Scotland                              643,468          939,135    0.4
                                      65,000  HSBC Holdings PLC                           1,723,324        1,877,631    0.8
                                      86,000  Lloyds TSB Group PLC                        1,046,912        1,232,217    0.6
                                     100,000  National Westminster Bank PLC               1,920,712        2,069,526    0.9
                                                                                     --------------   --------------  ------
                                                                                          5,334,416        6,118,509    2.7

             Beverages &              75,000  British American Tobacco PLC                  653,592          684,169    0.3
             Tobacco                  27,500  Cadbury Schweppes PLC                         418,012          421,554    0.2
                                     125,000  Diageo PLC                                  1,304,349        1,380,551    0.6
                                      45,000  Imperial Tobacco Group PLC                    508,019          526,912    0.2
                                                                                     --------------   --------------  ------
                                                                                          2,883,972        3,013,186    1.3

             Broadcasting &           39,000  Pearson PLC                                   817,700          857,091    0.4
             Publishing

             Building Materials &     87,500  RMC Group PLC                                 875,949          952,370    0.4
             Components

             Business & Public        66,000  Securicor PLC                                 709,443          636,691    0.3
             Services                137,500  Shanks & McEwan Group PLC                     439,604          534,100    0.2
                                      36,000  United Utilities PLC                          451,464          456,417    0.2
                                                                                     --------------   --------------  ------
                                                                                          1,600,511        1,627,208    0.7

             Energy                   60,000  British Energy PLC                            690,635          641,521    0.3

             Energy Sources          191,500  BP Amoco PLC                                2,811,255        2,726,960    1.2
                                     110,000  Enterprise Oil PLC                            424,908          474,854    0.2
                                     100,000  Shell Transport & Trading Co. PLC             499,008          558,227    0.3
                                                                                     --------------   --------------  ------
                                                                                          3,735,171        3,760,041    1.7

             Equity Basket            33,800  MSCI United Kingdom OPALS 'B' (d)           6,738,326        7,510,022    3.4

             Financial Services       55,000  Provident Financial PLC                       870,545          848,393    0.4

             Food & Household        100,000  Unilever PLC                                1,017,802          961,080    0.4
             Products

             Health & Personal        49,000  Glaxo Wellcome PLC                          1,340,866        1,562,700    0.7
             Care                    124,000  Nycomed Amersham PLC                          847,113          821,803    0.4
                                     206,100  SmithKline Beecham PLC                      2,381,708        2,901,851    1.3
                                      11,000  Zeneca Group PLC                              413,980          457,410    0.2
                                                                                     --------------   --------------  ------
                                                                                          4,983,667        5,743,764    2.6

             Industrial Components    75,000  BBA Group PLC                                 450,034          454,110    0.2

             Insurance               105,000  Guardian Royal Exchange PLC                   473,571          594,969    0.3
                                      60,000  Prudential Corporation PLC                    891,134          812,113    0.3
                                     110,000  Royal & Sun Alliance Insurance
                                              Group PLC                                     974,561          929,444    0.4
                                                                                     --------------   --------------  ------
                                                                                          2,339,266        2,336,526    1.0

             Investment Trust        115,200  Fleming Japanese Investment Trust PLC         274,218          269,410    0.1

             Leisure & Tourism        45,000  Carlton Communications PLC                    454,901          444,019    0.2

             Merchandising            38,500  Dixons Group PLC                              478,625          725,539    0.3
                                      55,000  The Great University Stores PLC               515,128          700,387    0.3
                                     130,000  J Sainsbury PLC                               900,113          750,684    0.4
                                      93,000  Kingfisher PLC                                743,149        1,172,373    0.5
                                     155,000  Next PLC                                    1,292,562        1,798,781    0.8
                                     300,000  Tesco PLC                                     894,877          850,556    0.4
                                                                                     --------------   --------------  ------
                                                                                          4,824,454        5,998,320    2.7

             Metals--Nonferrous       39,000  Rio Tinto PLC (Registered Shares)             475,983          505,072    0.2

             Multi-Industry          126,321  BTR Siebe PLC                                 891,688          532,663    0.2

             Real Estate              80,000  The British Land Company PLC                  591,948          659,301    0.3

             Telecommunications      165,000  British Telecommunications PLC              2,697,243        2,857,051    1.3
                                     157,000  Cable & Wireless PLC                        1,859,885        2,146,404    1.0
                                      31,500  Vodafone Group PLC                            441,036          577,729    0.2
                                                                                     --------------   --------------  ------
                                                                                          4,998,164        5,581,184    2.5

             Transportation--         77,900  British Airways PLC                           486,969          574,925    0.3
             Airlines

             Transportation--         82,500  The Peninsular and Oriental Steam
             Shipping                         Navigation Company                            845,712          969,309    0.4

             Utilities--             127,000  Scottish Power PLC                          1,149,657        1,172,766    0.5
             Electrical & Gas

                                              Total Investments in the
                                              United Kingdom                             49,415,393       53,496,199   23.8

                                              Total Investments in Europe               145,151,255      150,987,490   67.1


LATIN
AMERICA


Mexico       Foreign               1,923,000  Mexican Par Bond (Rights)                           0               19    0.0
             Government       US$  1,250,000  United Mexican States, Series C,
             Bonds                            6.201% due 12/31/2019                       1,028,199        1,021,875    0.4

                                              Total Investments in Latin America          1,028,199        1,021,894    0.4


Merrill Lynch International Equity Fund, February 28, 1999


SCHEDULE OF INVESTMENTS (continued)                                                                           (in US dollars)
MIDDLE                           Face Amount/                                                                      Percent of
EAST         Industries          Shares Held          Investments                         Cost           Value     Net Assets
Israel       Multi-Industry           33,833  Koor Industries Limited (ADR)(a)       $      789,523   $      640,712    0.3%

                                              Total Investments in the Middle East          789,523          640,712    0.3


NORTH
AMERICA


Canada       Aerospace & Military     30,070  Bombardier Inc. 'B'                           440,016          441,825    0.2
             Technology

             Banking                  12,780  Bank of Montreal                              630,566          527,731    0.2
                                       7,250  Royal Bank of Canada                          374,964          351,078    0.2
                                                                                     --------------   --------------  ------
                                                                                          1,005,530          878,809    0.4

             Beverages & Tobacco      13,700  Seagram Company                               549,486          635,244    0.3

             Broadcasting &           10,190  Rogers Communications, Inc. 'B'               139,054          160,877    0.1
             Publishing

             Electrical &              5,340  Newbridge Networks Corporation                192,381          129,825    0.1
             Electronics              16,630  Northern Telecom Ltd.                         921,749          968,567    0.4
                                                                                     --------------   --------------  ------
                                                                                          1,114,130        1,098,392    0.5

             Energy Sources            4,300  Enbridge Inc.                                 186,342          202,521    0.1
                                       7,460  Suncor Energy, Inc.                           239,886          218,480    0.1
                                                                                     --------------   --------------  ------
                                                                                            426,228          421,001    0.2

             Financial Services       15,980  Power Corporation of Canada                   325,270          313,770    0.1

             Forest Products          17,070  Abitibi-Consolidated Inc.                     160,603          136,447    0.1
             & Paper

             Gold Mines               11,620  Placer Dome Inc.                              169,835          127,184    0.1

             Machinery &              12,130  United Dominion Industries Limited            349,641          234,554    0.1
             Engineering

             Merchandising            10,790  Canadian Tire Corp. 'A'                       305,114          274,850    0.1

             Metals--Nonferrous       10,330  Cominco Ltd.                                  134,853          142,187    0.1
                                       8,150  Inco Limited                                   91,379          102,179    0.0
                                      17,830  Noranda                                       213,262          192,197    0.1
                                                                                     --------------   --------------  ------
                                                                                            439,494          436,563    0.2

             Multi-Industry           10,490  Imasco Limited                                206,207          230,328    0.1

             Telecommunications       13,840  BCE Inc.                                      554,050          560,945    0.2
                                       7,480  Teleglobe Inc.                                233,814          234,200    0.1
                                                                                     --------------   --------------  ------
                                                                                            787,864          795,145    0.3

             Utilities--               9,010  TransCanada PipeLines Limited                 133,468          123,719    0.0
             Electrical & Gas

                                              Total Investments in Canada                 6,551,940        6,308,708    2.8


United       US Government     US$ 1,250,000  United States Treasury Bonds, 5.25%
States       Obligations                      due 11/15/2028                              1,266,016        1,178,125    0.5

                                              Total Investments in the United States      1,266,016        1,178,125    0.5


                                              Total Investments in North America          7,817,956        7,486,833    3.3


PACIFIC BASIN/ASIA


Australia    Banking                  27,800  Australia and New Zealand Banking
                                              Group Ltd.                                    157,271          179,428    0.1
                                      85,000  National Australia Bank Limited             1,258,101        1,416,364    0.6
                                     105,000  Westpac Banking Corporation Limited           657,964          693,790    0.3
                                                                                     --------------   --------------  ------
                                                                                          2,073,336        2,289,582    1.0

             Beverages & Tobacco      55,000  Foster's Brewing Group Limited                131,500          157,694    0.1
                                      17,000  Rothmans Holdings Ltd.                        121,533          133,988    0.1
                                                                                     --------------   --------------  ------
                                                                                            253,033          291,682    0.2

             Broadcasting &           58,000  Cable & Wireless Optus Limited                 79,010          127,422    0.1
             Publishing              160,000  The News Corporation Limited                1,045,201        1,122,045    0.5
                                      54,000  The News Corporation Limited
                                              (Preferred)                                   301,989          353,221    0.2
                                                                                     --------------   --------------  ------
                                                                                          1,426,200        1,602,688    0.8

             Business & Public        10,000  Brambles Industries Limited                   210,618          254,446    0.1
             Services

             Chemicals                54,000  Orica Limited                                 304,556          289,882    0.1

             Energy Sources           56,000  Broken Hill Proprietary Company
                                              Limited                                       454,819          420,171    0.2
                                      40,000  Woodside Petroleum Limited                    224,203          195,365    0.1
                                                                                     --------------   --------------  ------
                                                                                            679,022          615,536    0.3

             Gold Mines              230,000  Newcrest Mining                               350,564          343,999    0.2
                                     158,000  Normandy Mining Limited                       146,370          135,316    0.1
                                                                                     --------------   --------------  ------
                                                                                            496,934          479,315    0.3

             Insurance                22,500  AMP Limited                                   291,103          254,610    0.1
                                      72,000  National Mutual Holdings Ltd.                 130,924          118,857    0.0
                                      57,200  QBE Insurance Group Limited                   214,259          214,765    0.1
                                                                                     --------------   --------------  ------
                                                                                            636,286          588,232    0.2

             Leisure & Tourism        19,200  TABCORP Holdings Limited                      118,825          134,645    0.1

             Merchandising            32,000  Coles Myer Limited                            145,715          170,789    0.1

             Metals--Nonferrous      895,000  M.I.M. Holdings Limited                       430,382          388,806    0.2
                                      60,000  WMC Limited                                   192,414          186,180    0.1
                                                                                     --------------   --------------  ------
                                                                                            622,796          574,986    0.3

             Real Estate              21,000  Lend Lease Corporation Limited                227,263          260,652    0.1
                                      32,000  Westfield Holdings Limited                    151,900          190,708    0.1
                                                                                     --------------   --------------  ------
                                                                                            379,163          451,360    0.2

             Telecommunications      235,000  Telstra Corporation Limited                   932,242        1,198,230    0.5

                                              Total Investments in Australia              8,278,726        8,941,373    4.2


Hong Kong    Equity Basket            12,300  MSCI Hong Kong OPALS 'B' (d)                  780,804          698,394    0.3

             Multi-Industry              325  Hutchison Whampoa Limited                       1,886            2,255    0.0

             Utilities--Electrical       700  Hong Kong and China Gas Company Ltd.            1,084              818    0.0
             & Gas                    62,350  Hong Kong and China Gas Company Ltd.
                                              (Warrants)(b)                                       0            2,253    0.0
                                                                                     --------------   --------------  ------
                                                                                              1,084            3,071    0.0

                                              Total Investments in Hong Kong                783,774          703,720    0.3


Merrill Lynch International Equity Fund, February 28, 1999


SCHEDULE OF INVESTMENTS (continued)                                                                           (in US dollars)
PACIFIC
BASIN/ ASIA                           Shares                                                                       Percent of
(concluded)  Industries                Held           Investments                         Cost           Value     Net Assets
Japan        Appliances &             68,000  Pioneer Electronic Corporation         $    1,226,663   $    1,212,443    0.5%
             Household Durables       16,100  Sony Corporation                            1,407,429        1,218,833    0.5
                                                                                     --------------   --------------  ------
                                                                                          2,634,092        2,431,276    1.0

             Automobiles             135,000  Fuji Heavy Industries, Ltd.                   688,858          790,971    0.3
                                      54,000  Toyota Motor Corporation                    1,466,686        1,411,229    0.6
                                                                                     --------------   --------------  ------
                                                                                          2,155,544        2,202,200    0.9

             Banking                 185,000  The Asahi Bank, Ltd.                          843,068          810,993    0.4
                                     102,000  Mitsubishi Trust & Banking Corp.            1,103,895          866,768    0.4
                                                                                     --------------   --------------  ------
                                                                                          1,946,963        1,677,761    0.8

             Beverages & Tobacco         141  Japan Tobacco, Inc.                           914,932        1,283,764    0.6

             Broadcasting &           24,000  Nippon Broadcasting System,
             Publishing                       Incorporated                                1,212,703          789,074    0.3
                                       1,350  Nippon Television Network Corp.               406,228          381,829    0.2
                                                                                     --------------   --------------  ------
                                                                                          1,618,931        1,170,903    0.5

             Building                116,000  Sekisui Chemical Co., Ltd.                    610,575          733,435    0.3
             Materials &
             Components

             Business & Public           134  NTT Data Corporation                          576,413          773,816    0.3
             Services                 96,000  Ricoh Co., Ltd.                             1,105,387          848,154    0.4
                                                                                     --------------   --------------  ------
                                                                                          1,681,800        1,621,970    0.7

             Chemicals               111,000  Kaneka Corporation                            572,651          823,470    0.4
                                      33,000  Shin-Etsu Chemical Co., Ltd.                  612,540          773,394    0.3
                                                                                     --------------   --------------  ------
                                                                                          1,185,191        1,596,864    0.7

             Construction &          145,000  Nishimatsu Construction Co., Ltd.             725,861          701,652    0.3
             Housing

             Data Processing &        92,000  Fujitsu Limited                               994,626        1,147,867    0.5
             Reproduction

             Electrical &            118,000  Hitachi Ltd.                                1,097,970          746,080    0.3
             Electronics              96,000  Uniden Corp.                                1,339,430          773,698    0.3
                                                                                     --------------   --------------  ------
                                                                                          2,437,400        1,519,778    0.6

             Electronic               83,000  Anritsu Corp.                                 954,948          606,651    0.3
             Components &              6,800  Keyence Corporation                           767,195          801,416    0.4
             Instrumentation          19,000  Murata Manufacturing Co., Ltd.                637,142          855,336    0.4
                                          61  NTT Mobile Communication Network, Inc.      2,012,861        2,478,671    1.1
                                       9,000  Rohm Company Ltd.                             503,077          880,121    0.4
                                      13,000  TDK Corporation                               941,639          932,642    0.4
                                                                                     --------------   --------------  ------
                                                                                          5,816,862        6,554,837    3.0

             Financial                28,000  Jafco Co., Ltd.                             1,588,776          944,192    0.4
             Investment Company

             Financial Services      220,000  Daiwa Securities Co., Ltd.                  1,023,063          908,784    0.4
                                  99,000,000  Sanwa International Finance Ltd.
                                              (Convertible Preferred)                       788,932          865,895    0.4
                                       5,800  Takefuji Corporation                          403,352          420,991    0.2
                                                                                     --------------   --------------  ------
                                                                                          2,215,347        2,195,670    1.0

             Health & Personal        24,000  Banyu Pharmaceutical Co., Ltd.                430,521          384,623    0.2
             Care                    135,000  Fujisawa Pharmacturical Co., Ltd.           1,218,297        1,734,446    0.8
                                      52,000  Taisho Pharmaceutical Company, Ltd.         1,016,737        1,380,880    0.6
                                      35,000  Takeda Chemical Industries                  1,184,261        1,203,844    0.5
                                                                                     --------------   --------------  ------
                                                                                          3,849,816        4,703,793    2.1

             Industrial               38,000  Bridgestone Corporation                       687,877          850,531    0.4
             Components               67,000  Fujikura Ltd.                                 480,659          361,490    0.2
                                     203,000  NSK Limited                                 1,201,997          922,416    0.4
                                                                                     --------------   --------------  ------
                                                                                          2,370,533        2,134,437    1.0

             Merchandising            19,000  Ito-Yokado Co., Ltd.                        1,115,218        1,108,413    0.5
                                      55,000  Uny Co., Ltd.                                 922,024          881,428    0.4
                                                                                     --------------   --------------  ------
                                                                                          2,037,242        1,989,841    0.9

             Metals--Steel           446,000  Nippon Steel Corporation                    1,227,534          782,060    0.3

             Miscellaneous             3,000  Toyo Seikan Kaisha, Ltd.                       93,627           57,157    0.0
             Materials &
             Commodities

             Multi-Industry           73,000  Ibiden Co., Ltd.                            1,013,942          996,965    0.4

             Non Index               660,099  Nikkei (Warrants)(b)                          860,580          554,868    0.2

             Real Estate             144,000  Mitsui Fudosan Co., Ltd.                    1,523,472        1,154,477    0.5

             Telecommunications          160  Nippon Telegraph & Telephone
                                              Corporation (NTT)                           1,404,038        1,319,170    0.6

             Transportation--            194  East Japan Railway Company                    908,624        1,167,729    0.5
             Road & Rail             116,000  Nippon Express Co., Ltd.                      684,211          580,880    0.3
                                     147,000  Tokyu Corporation                             913,941          355,665    0.2
                                                                                     --------------   --------------  ------
                                                                                          2,506,776        2,104,274    1.0

             Wholesale &              81,000  Mitsui & Co., Ltd.                            594,130          441,123    0.2
             International
             Trade

                                              Total Investments in Japan                 44,008,590       42,020,334   18.5


New          Broadcasting &          171,290  Sky Network Television Limited                326,027          295,072    0.1
Zealand      Publishing

             Forest Products &       308,510  Carter Holt Harvey Limited                    330,237          282,688    0.1
             Paper

             Telecommunications      128,090  Telecom Corporation of New Zealand
                                              Limited                                       652,118          647,206    0.3

                                              Total Investments in New Zealand            1,308,382        1,224,966    0.5


Singapore    Equity Basket            48,000  MSCI Singapore OPALS 'B' (d)                1,785,220        1,764,000    0.8

                                              Total Investments in Singapore              1,785,220        1,764,000    0.8


South        Appliances &                569  Samsung Electronics (GDR)(c)                   12,713           23,557    0.0
Korea        Household
             Durables

             Telecommunications          946  SK Telecom Co. Ltd. (ADR)(a)                   14,546            9,574    0.0

                                              Total Investments in South Korea               27,259           33,131    0.0


                                              Total Investments in the Pacific
                                              Basin/Asia                                 56,191,951       54,687,524   24.3


Merrill Lynch International Equity Fund, February 28, 1999


SCHEDULE OF INVESTMENTS (concluded)                                                                           (in US dollars)
SOUTHEAST                             Shares                                                                       Percent of
ASIA         Industries                Held           Investments                         Cost           Value     Net Assets
India        Banking                     300  State Bank of India                    $        2,095   $        1,038    0.0%

             Beverages & Tobacco         200  ITC Ltd.                                        2,905            3,644    0.0

             Chemicals                   100  Indian Petrochemicals Corp. Ltd.                  396              289    0.0
                                       1,298  Reliance Industries Ltd.                        6,720            4,274    0.0
                                         147  Tata Chemicals Limited                            740              242    0.0
                                                                                     --------------   --------------  ------
                                                                                              7,856            4,805    0.0

             Energy Sources              400  Hindustan Petroleum Corporation Ltd.            4,871            1,947    0.0

             Health & Personal            40  Ranbaxy Laboratories Limited                      378              346    0.0
             Care                        225  Reckitt & Coleman of India Ltd.                 1,926            2,040    0.0

                                                                                              2,304            2,386    0.0

             Metals--Steel               100  Steel Authority Of India                           67               18    0.0

             Telecommunications       40,000  Videsh Sanchar Nigam Ltd. (GDR)(c)            370,000          383,000    0.2

                                              Total Investments in Southeast Asia           390,098          396,838    0.2


SHORT-TERM                          Face
SECURITIES                         Amount                    Issue

             US Government     US$ 1,500,000  United States Treasury Bills,  4.28%
             Obligations*                     due 4/22/1999(e)                            1,490,370        1,489,770    0.7

                                              Total Investments in Short-Term
                                              Securities                                  1,490,370        1,489,770    0.7


OPTIONS                Nominal Value Covered                                               Premiums
PURCHASED               by Options Purchased                                                                    Paid


             Call Options              1,146  Stoxx 50, expiring March 1999 at E3900        176,525            9,062    0.0
             Purchased

             Currency Put         12,000,000  Japanese Yen, expiring October 1999
             Options                          at YEN 150                                    107,400           52,800    0.0
             Purchased

                                              Total Options Purchased                       283,925           61,862    0.0

                                              Total Investments                         215,958,610      219,461,571   97.5


OPTIONS                Nominal Value Covered                                             Premiums
WRITTEN                   by Options Written                                             Received

             Currency Call        12,000,000  Japanese Yen, expiring October 1999
             Options Written                  at YEN 96.45                                 (107,400)        (117,600)  (0.0)

                                              Total Options Written                        (107,400)        (117,600)  (0.0)


             Total Investments, Net of Options Written                               $  215,851,210      219,343,971   97.5
                                                                                     ==============
             Variation Margin on Financial Futures Contracts**                                               (21,008)  (0.0)

             Unrealized Appreciation on Forward Foreign Exchange Contracts***                                153,082    0.1

             Other Assets Less Liabilities                                                                 5,513,385    2.4
                                                                                                      --------------  ------
             Net Assets                                                                               $  224,989,430  100.0%
                                                                                                      ==============  ======

             Net Asset     Class A--Based on net assets of $17,522,536 and
             Value:                 2,039,932 shares outstanding                                      $         8.59
                                                                                                      ==============
                           Class B--Based on net assets of $163,070,783 and
                                    18,924,026 shares outstanding                                     $         8.62
                                                                                                      ==============
                           Class C--Based on net assets of $7,092,607 and
                                    835,123 shares outstanding                                        $         8.49
                                                                                                      ==============
                           Class D--Based on net assets of $37,303,504 and
                                    4,321,929 shares outstanding                                      $         8.63
                                                                                                      ==============


          (a)American Depositary Receipts (ADR).
          (b)Warrants entitle the Fund to purchase a predetermined number of shares of Common Stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
          (c)Global Depositary Receipts (GDR).
          (d)Optimized Portfolio As Listed Securities (OPALS) are investments that are exchange quoted and provide an equivalent investment exposure to that of the specific Morgan Stanley Capital International (MSCI) country index.
         (e)Security held as collateral in connection with open financial futures contracts.
            *Certain US Government Obligations are traded on a discount basis;
             the interest rate shown reflects the discount rate paid at the time of purchase by the Fund.
           **Financial futures contracts sold as of February 28, 1999 were as follows:

             Number of                               Expiration
             Contracts   Issue         Exchange         Date            Value

                 26      SFE--           SFE--       March 1999      $ 1,165,797
                        Ordinary       Ordinary
                  5      TSE--           TSE--       March 1999          582,090
                        35 Index       35 Index

             Total Financial Futures Contracts Sold
             (Total Contract Price--$1,765,245)                      $ 1,747,887
                                                                     ===========


             Financial futures contracts purchased as of February 28, 1999 were as follows:


             Number of                               Expiration
             Contracts   Issue         Exchange         Date            Value

                  7      MIB 30         MIB 30      March 1999       $ 1,394,403

             Total Financial Futures Contracts Purchased
             (Total Contract Price--$1,427,231)                      $ 1,394,403
                                                                     ===========

          ***Forward foreign exchange contracts as of February 28, 1999 were as follows:

             Foreign                      Expiration                   Unrealized
             Currency Purchased              Date                     Depreciation

             E        3,446,588            March 1999                $  (245,690)
             (US$ Commitment--$4,030,612)                            $  (245,690)
                                                                     -----------

             Foreign                      Expiration                   Unrealized
             Currency Sold                   Date                     Depreciation

             YEN    913,280,000            March 1999                $   398,772
             (US$ Commitment--$8,106,849)                            $   398,772

             Total Unrealized Appreciation on Forward
             Foreign Exchange Contracts--Net                         $   153,082
                                                                     ===========


Merrill Lynch International Equity Fund, February 28, 1999


EQUITY PORTFOLIO CHANGES


For the Quarter Ended February 28, 1999

Additions

*Airtours PLC
 Alpha Credit Bank
 AngloGold Limited (ADR)
 The Asahi Bank, Ltd.
 Assicurazioni Generali
 BBA Group PLC
 Banco Central Hispanoamericano (BCH)
 Banque Nationale de Paris (BNP)
 Banyu Pharmaceutical Co., Ltd.
 British Energy PLC
 The British Land Company PLC
 Carlton Communications PLC
 Carter Holt Harvey Limited
 Coflexip
 Cominco Ltd.
 Dixons Group PLC
 Dragados & Construcciones, SA
 ENI SpA
 Enterprise Oil PLC
 Fomento de Construcciones y Contratas, SA
 Fuji Heavy Industries, Ltd.
 The Great University Stores PLC
 Hennes & Mauritz AB (H&M) 'B'
 Imperial Tobacco Group PLC
 Irish Permanent PLC
 Istituto Bancario San Paolo di Torino
*J.D. Wetherspoon PLC
 MSCI Hong Kong OPALS 'B'
*MSCI Thailand OPALS 'B'
 Minorco SA (Minerals & Resources
    Corporation Limited)
 National Bank Of Greece SA (GDR)
 National Mutual Holdings Ltd.
 Newbridge Networks Corporation
 Noranda
 Pearson PLC
*Pohang Iron & Steel Company, Ltd. (ADR)
 RMC Group PLC
 RWE AG (Preferred)
*Reuters Group PLC
 Rio Tinto PLC (Registered Shares)
 Rogers Communications, Inc. 'B'
 Royal Bank of Canada
*Samsung Fire & Marine Insurance
 Sanwa International Finance Ltd.
    (Convertible Preferred)
 Securicor PLC
 Shell Transport & Trading Co. PLC
 Sky Network Television Limited
*Stora Enso Oyj 'A'
*Stora Enso Oyj 'R'
 Svenska Handelsbanken 'A'
 Takeda Chemical Industries
 Takefuji Corporation
 Telecom Corporation of New Zealand
    Limited
 Telefonaktiebolaget LM Ericsson 'B'
*Telefonica, SA (New)
 Teleglobe Inc.
 Unicredito Italiano SpA
 Videsh Sanchar Nigam Ltd. (GDR)
 Westfield Holdings Limited
*Woolwich PLC



Deletions

 Abbey National
*Airtours PLC
 Australian Gas Light Company Limited
 Avesta-Sheffield AB
 Bayerische Motoren Werke AG (BMW)
 The Boots Company PLC
 British Petroleum Company PLC (ADR)
 Cable & Wireless Communications PLC
 Cap Gemini SA
 China Telecom (Hong Kong) Limited
    (ADR)
 Commonwealth Bank of Australia
 GIO Australia Holdings, Ltd.
 General Property Trust
 Hanson PLC
 Imperial Chemical Industries PLC
 Irish Life PLC
*J.D. Wetherspoon PLC
 Jarvis PLC
 Korea Electric Power Corporation
 Lane Walker Rudkin Industries, Ltd.
 Leighton Holdings Ltd.
 Liberty Life Association of Africa Limited
 MSCI Denmark OPALS 'B'
 MSCI Netherlands OPALS 'B'
 MSCI Norway OPALS 'B'
 MSCI South Korea OPALS 'B'
 MSCI Switzerland OPALS 'B'
*MSCI Thailand OPALS 'B'
 Marks & Spencer PLC
 Misys PLC
 Mo och Domsjo AB 'B' Free
 MontEdison SpA
 National Bank of Canada
 PDL Holdings Limited
 Poco Petroleums Limited
*Pohang Iron & Steel Company, Ltd. (ADR)
 Preussag
 Railtrack Group PLC
*Reuters Group PLC
 Rio Algom Limited
 Rottneros Bruks AB
 SAP AG (Systeme, Anwendungen, Produkte
    in der Datenverarbeitung) (Preferred)
*Samsung Fire & Marine Insurance
 Sankyo Co., Ltd.
 Sanwa Bank Ltd.
 Shanghai Industrial Holdings Limited
 Skandia Forsakrings AB
 Societe Generale de Surveillance 'A'
 Softbank SA
*Stora Enso Oyj 'A'
*Stora Enso Oyj 'R'
 Stora Kopparbergs Bergslags AB
*Telefonica, SA (New)
 The Thomson Corporation
 Volvo AB 'B'
 Williams PLC
*Woolwich PLC
 Wrightson Ltd.

[FN]
*Added and deleted in the same quarter.



PORTFOLIO INFORMATION


Worldwide
Investments as of
February 28, 1999


Ten Largest Industries                  Percent of
(Equity Investments)                    Net Assets

Equity Basket                              11.3%
Banking                                    11.0
Telecommunications                          9.2
Health & Personal Care                      7.7
Energy Sources                              5.3
Merchandising                               5.1
Insurance                                   4.8
Business & Public Services                  3.1
Electronic Components &
Instrumentation                             3.0
Electrical & Electronics                    2.9


                                        Percent of
Ten Largest Equity Holdings             Net Assets

MSCI United Kingdom OPALS 'B'               3.4%
MSCI Finland OPALS 'B'                      1.5
MSCI Spain OPALS 'B'                        1.5
MSCI Portugal OPALS 'B'                     1.3
SmithKline Beecham PLC                      1.3
British Telecommunications PLC              1.3
Roche Holding AG                            1.3
Novartis AG (Registered Shares)             1.2
BP Amoco PLC                                1.2
ING Groep NV                                1.2


                                        Percent of
Geographical Asset Mix*                 Net Assets

Europe (Ex-United Kingdom
and Ireland)                               42.0%
Japan                                      18.5
Pacific Basin (Ex-Japan)                    5.8
United Kingdom and Ireland                 25.1
Other Emerging Markets                      2.1
North America                               3.3

[FN]
*Percent of net assets may not equal 100% and excludes the impact of futures and options.


                                        Percent of
Ten Largest Countries                   Net Assets

United Kingdom                             23.8%
Japan                                      18.5
France                                      9.0
Germany                                     6.9
Switzerland                                 5.8
Italy                                       5.3
Netherlands                                 4.7
Australia                                   4.2
Spain                                       4.0
Canada                                      2.8


Financial Futures Contracts
                                                           Percent of
Country                Issue              Exchange         Net Assets

Australia          SFE--Ordinary        SFE--Ordinary        (0.5)%
Canada             TSE--35 Index        TSE--35 Index        (0.3)
Italy                  MIB 30              MIB 30             0.6
                                                            -------
                                                             (0.2)%
                                                            =======


OFFICERS AND TRUSTEES

Terry K. Glenn, President and Trustee
Donald Cecil, Trustee
Edward H. Meyer, Trustee
Roland M. Machold, Trustee
Charles C. Reilly, Trustee
Richard R. West, Trustee
Arthur Zeikel, Trustee
Edward D. Zinbarg, Trustee
Clive D. Lang, Senior Vice President
and Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Ira P. Shapiro, Secretary

Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863


Gerald M. Richard, Treasurer and Norman R. Harvey, Senior Vice President of Merrill Lynch International Equity Fund have recently retired. Their colleagues at Merrill Lynch Asset Management, L.P. join the Fund's Board of Trustees in wishing Mr. Richard and Mr. Harvey well in their retirements.